Schedule II Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Doubtful Accounts, Current [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 70	$ 82	$ 109
Additions Charged to Earnings	9	11	11
Additions Charged to Other Accounts	0	0	0
Deductions from Reserves	(9)	(23)	(38)	[1]
Balance at End of Period	70	70	82
Restructuring Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10	16	51
Additions Charged to Earnings	3	5	41
Additions Charged to Other Accounts	0	0	0
Deductions from Reserves	(7)	(11)	(76)	[2]
Balance at End of Period	$ 6	$ 10	$ 16

[1]	Includes write-offs, less recoveries, of accounts determined to be uncollectible and other adjustments.
[2]	Includes payments and deductions for reversals of previously established reserves that were no longer required.